Prepayments and Other Assets - Components of Current and Non-Current Portions of Prepayments and Other Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current portion:
Contract asset	¥ 1,414,549	$ 205,738	¥ 0
Prepaid licensed copyrights	184,926	26,896	132,039
Deposits and prepaid rental fees	123,863	18,015	46,033
VAT prepayments	436,343	63,463	586,242
Others	536,700	78,060	359,058
Prepayments and other assets, current	2,696,381	392,172	1,123,372
Non-current portion:
Prepaid licensed copyrights	3,685,272	536,001	2,491,320
Licensed copyrights prepaid assets	569,123	82,776	36,547
Deposits and prepaid rental fees	171,676	24,969	157,882
Others	269,812	39,242	159,913
Prepayments and other assets, noncurrent	¥ 4,695,883	$ 682,988	¥ 2,845,662